BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Recapitalization

The following summarizes the net contributions received from the Business Combination and PIPE financing:

Recapitalization
Cash - Roman DBDR’s trust and cash (net of redemptions)	$47,359
Cash - PIPE (Common)	45,000
Cash - PIPE (Exchangeable Notes)	130,000
Less: transaction costs and advisory fees paid	(34,132)
Net Business Combination and PIPE financing	$188,226

The following table describes the number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	23,156,000
Less: redemption of Roman DBDR shares	(18,515,018)
Common stock of Roman DBDR	4,640,982
Roman DBDR Founder Shares	5,789,000
Shares issued in PIPE	4,500,000
Business Combination and PIPE financing shares - Class A common stock	14,929,982
Class B common stock held by Holdings	61,136,800
Total shares of common stock - Class A and Class B immediately after Business Combination	76,066,782